Income Taxes - Schedule of Reconciliation between U.S. Federal Statutory Income Tax Rate to Actual Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	21.00%	35.00%
Release of valuation allowance on state deferred	0.80%	10.10%	0.30%
State and local taxes	(0.80%)	0.60%	0.10%
Other, net	(1.40%)	(1.20%)	(2.70%)
Effective tax rate	17.40%	24.10%	44.90%